Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,050	$ 1,131
Less: allowance for expected credit losses	(27)	(109)
Total accounts receivable, net	$ 1,023	$ 1,022